Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments
Accounting for contingent liabilities
Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is uncertain or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the likelihood of an outflow of economic resources is remote.
The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	Barclays Bank Group
	2023	2022
	£m	£m
Guarantees and letters of credit pledged as collateral security	17,578	17,700
Performance guarantees, acceptances and endorsements	9,251	8,100
Total contingent liabilities and financial guarantees	26,829	25,800
Of which: Financial guarantees and letters of credit carried at fair value	1,266	1,423

Documentary credits and other short-term trade related transactions	2,352	1,748
Standby facilities, credit lines and other commitments	335,583	333,229
Total commitments	337,935	334,977
Of which: Loan commitments carried at fair value	15,203	13,471
Expected credit losses held against contingent liabilities and commitments equal £473m (2022: £532m) for Barclays Bank Group.